1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

July 30, 2012

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	SEI Institutional Investments Trust Post-Effective Amendment No. 67 (File No. 033-58041) and Amendment No. 68 (File No. 811-07257) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Investments Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 67 and, under the Investment Company Act of 1940, as amended, Amendment No. 68 (the “Filing”) to the Trust’s Registration Statement on Form N-1A, solely with respect to the Emerging Markets Debt Fund (the “Fund”).

This Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of introducing revisions to the investment strategy and related risk disclosure of the Fund, as well as introducing other corresponding changes.

If you have any questions regarding the Filing, please do not hesitate to contact the undersigned at 215.963.4969.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc:	Ms. Julie Vossler